Equity - Additional information (Details) $ / shares in Units, $ in Billions				6 Months Ended
	Jun. 30, 2026 COP ($) shares	Apr. 30, 2026 COP ($) installment	Mar. 31, 2026 COP ($)	Jun. 30, 2026 COP ($) $ / shares shares	Jun. 30, 2025 COP ($) $ / shares shares	Dec. 31, 2025 COP ($)
Equity
Authorized capital	$ 36,540			$ 36,540
Number of ordinary shares authorised | shares	60,000,000,000			60,000,000,000
Weighted average number of outstanding ordinary shares | shares	41,116,694,690			41,116,694,690	41,116,694,690
Capital reserve shares | shares	18,883,305,310			18,883,305,310
Proportion of shares available for public trade held privately	11.51%			11.51%
Number of shares available for public trade held privately | shares	4,731,906,273			4,731,906,273
Proportion of shares held by majority share holders	88.49%			88.49%
Number of shares held by majority share holders | shares	36,384,788,417			36,384,788,417
Treasury shares amount	$ 11,500			$ 11,500
Subscribed and paid in capital	25,040			$ 25,040		$ 25,040
Potential dilution of shares | shares				0
Additional paid-in capital	6,608			$ 6,608		6,608
Additional paid in capital receivable	(143)			(143)		(143)
Profit distribution project reserve	20,688			20,688
Dividends distributed				$ 4,975	$ 8,799
Dividend paid by share corresponds, per share | $ / shares				$ 121	$ 214
Dividends paid to equity holders of parent, classified as financing activities	402	$ 573
Number of dividend installments to majority shareholders | installment		2
Fuel Price stabilization fund
Equity
Dividends paid to equity holders of parent, classified as financing activities		$ 3,872
Settled amount		$ 128	$ 128
Share-based payment arrangements
Equity
Additional paid-in capital	4,458			$ 4,458		4,458
Surplus over nominal value arising from the sale of shares awarded in the second round
Equity
Additional paid-in capital	2,118			2,118		2,118
Financial guarantee contracts
Equity
Additional paid-in capital	$ 32			$ 32		$ 32